Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities of SOS Limited	12 Months Ended
Dec. 31, 2020
SOS Information Technology New York Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A New York company Incorporated on July 15, 2020 A holding company
Activities	SOS NY
Yong Bao Two Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Island company Incorporated on February 29, 2020 A holding company
Activities	YBT
China SOS Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong limited liability company Incorporated on June 19, 2019 A holding company
Activities	China SOS
Qingdao SOS Investment Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on July 5, 2020
Activities	WFOE
Qingdao SOS Investment LLP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company Incorporated on December 21, 2020 A investment holding company
Activities	Qingdao SOS
SOS Industrial Holding Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company Incorporated on June 12, 2019
Activities	VIE
SOS Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company Incorporated on March 2, 2016 Operates insurance marketing business, 10086 hot -line, bankcard promotional center and SaaS service
Activities	SOS IT
Inner Mongolia SOS Insurance Agency Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company Incorporated on June 18, 2020 Operates insurance brokerage business within Inner Mongolia region
Activities	Mongolia SOS
SOS International Trading Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company Incorporated on September 4, 2020 Engaged in commodity trading
Activities	SOS trading